Submission	Feb. 27, 2026
Submission [Line Items]
Central Index Key	0001733998
Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A